LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.26%
Equity Funds–51.71%
iShares Core S&P 500 ETF	337,208	$113,322,121
iShares Core S&P Mid-Cap ETF	142,295	26,368,686
iShares Edge MSCI Min Vol USA ETF	1,495,000	95,276,350
iShares Russell 2000 ETF	178,540	26,743,507
		261,710,664
Fixed Income Funds–26.81%
iShares Broad USD Investment Grade Corporate Bond ETF	393,809	23,935,711
iShares Core U.S. Aggregate Bond ETF	571,914	67,520,167
iShares Core U.S. Treasury Bond ETF	783,479	21,898,238
iShares MBS ETF	202,623	22,369,579
		135,723,695
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.79%
iShares Edge MSCI Min Vol EAFE ETF	946,912	$ 64,513,114
iShares Edge MSCI Min Vol Emerging Markets ETF	554,454	30,594,772
		95,107,886
Money Market Fund–1.95%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	9,867,898	9,867,898
		9,867,898
Total Investment Companies (Cost $437,755,682)		502,410,143

TOTAL INVESTMENTS–99.26% (Cost $437,755,682)	502,410,143
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.74%	3,730,624
NET ASSETS APPLICABLE TO 42,542,304 SHARES OUTSTANDING–100.00%	$506,140,767
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(5)	Australian Dollar	$(358,150)	$(351,246)	12/14/20	$—	$(6,904)
(9)	British Pound	(725,850)	(715,373)	12/14/20	—	(10,477)
(8)	Euro	(1,173,550)	(1,165,527)	12/14/20	—	(8,023)
(8)	Japanese Yen	(948,750)	(948,646)	12/14/20	—	(104)
(2)	Swedish Krona	(446,800)	(438,778)	12/14/20	—	(8,022)
					—	(33,530)
Interest Rate Contract:
335	U.S. Treasury 5 yr Notes	42,220,469	42,225,964	12/31/20	—	(5,495)
Equity Contracts:
(27)	E-mini MSCI Emerging Markets Index	(1,469,475)	(1,417,560)	12/18/20	—	(51,915)
(25)	E-mini Russell 2000 Index	(1,880,500)	(1,801,981)	12/18/20	—	(78,519)
(68)	E-mini S&P 500 Index	(11,396,800)	(10,974,053)	12/18/20	—	(422,747)
(17)	E-mini S&P MidCap 400 Index	(3,155,030)	(3,028,369)	12/18/20	—	(126,661)
(32)	Euro STOXX 50 Index	(1,198,337)	(1,174,051)	12/18/20	—	(24,286)
(10)	FTSE 100 Index	(753,758)	(747,372)	12/18/20	—	(6,386)
(13)	OMXS 30 Index	(265,818)	(257,312)	10/16/20	—	(8,506)
(4)	SPI 200 Index	(415,568)	(420,629)	12/17/20	5,061	—
(7)	Topix Index	(1,078,889)	(1,072,005)	12/10/20	—	(6,884)
					5,061	(725,904)
Total Futures Contracts					$5,061	$(764,929)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.
 Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$502,410,143	$—	$—	$502,410,143
Derivatives:
Assets:
Futures Contract	$5,061	$—	$—	$5,061
Liabilities:
Futures Contracts	$(764,929)	$—	$—	$(764,929)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–4